UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [  ]; Amendment Number: ____

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Jensen Investment Management, Inc.
Address:      430 Pioneer Tower
              888 SW Fifth Avenue
              Portland, OR  97204-2018

13F File Number: 28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary W. Hibler
Title:  Managing Director
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:


           GARY W. HIBLER                         October 29, 1999
     -----------------------------          -----------------------------
           Gary W. Hibler                         Portland, Oregon

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:               -0-

Form 13F Information Table Entry Total:          191

Form 13F Information Table Value Total:          $120,554,538

List of Other Included Managers:                 None

                          Jensen Investment Management
                               September 30, 1999

ITEM 1                                     ITEM 2        ITEM 3          ITEM 4           ITEM 5

                                            Title                        Fair             Number
                                               of                        Market           of
Name of Issuer                              Class        Cusip #         Value            Shares
--------------                             ------        --------        ---------        -------
Abbott Labs                                Common        00282410        2,977,283         81,147
Abercrombie & Fitch Co                     Common        00289620           32,357            950
Adobe Systems                              Common        00724F10        3,796,837         33,470
Advanced Pultrusion Technologies Inc       Common        00754n10                0         10,000
Agritope, Inc.                             Common        00855D10               37             20
Albertsons                                 Common        01310410          883,256         22,327
Allstate Corp                              Common        02000210           43,894          1,760
Alltel Corp                                Common        02003910          287,813          4,090
Amer Home Products                         Common        02660910        1,756,944         42,336
AmeriTech                                  Common        03095410          187,034          2,802
America Online                             Common        02364J10           97,816            940
American Electric Power                    Common        02553710           17,060            500
American Intl Group                        Common        02687410          109,979          1,265
American Power Conversion                  Common        02906610        1,314,436         69,400
American Telephone                         Common        00195710           14,486            333
Ametek                                     Common        03110010            8,915            450
Anheuser Busch                             Common        03522910           21,018            300
Apple Computer                             Common        03783310            9,488            150
Applied Materials                          Common        03822210          240,622          3,100
Applied Science & Technology Inc           Common        03823610            7,217            350
Archer Daniels Midland                     Common        03948310          101,808          8,400
Audible Inc                                Common        05069a10              168             16
Auto Data Processing                       Common        05301510        4,623,078        103,610
Avon Products                              Common        05430310           72,743          2,932
BMC Software                               Common        05592110          296,725          4,150
Bandag                                     Common        05981510              384             12
Bandag "A"                                 Common        05981530              303             12
Bank One Corp                              Common        06423A10            8,911            256
Bank of America                            Common        06605F10          105,477          1,894
Bell Atlantic Corp.                        Common        07785310           40,790            606
Bell South Corp                            Common        07986010          100,080          2,224
Bennett Environmental                      Common        08190610           85,320         12,000
Berkshire Hathaway Class A                 Common        08467010           55,000              1
Berkshire Hathaway Class B                 Common        08467020           18,560             10
Best Foods                                 Common        08658U10          145,680          3,000
Biomet Inc                                 Common        09061310            5,906            225
Boeing                                     Common        09702310          148,829          3,492
Bonneville Pacific Corp                    Common        09890420           11,663          1,091

ITEM 1                                     ITEM 2        ITEM 3          ITEM 4           ITEM 5

                                            Title                        Fair             Number
                                               of                        Market           of
Name of Issuer                              Class        Cusip #         Value            Shares
--------------                             ------        --------        ---------        -------
Breakwater Res Ltd  British Columbia       Common        10690230              110             50
Bristol Myers Squibb                       Common        11012210          812,160         12,032
Brown Forman                               Common        11563720           56,133            900
Burlington Northern Santa Fe               Common        12189T10              825             30
Cable & Wireless HKT Ltd ADR               Common        12682810           26,100          1,200
Cascade Corp.                              Common        14719510           40,740          3,880
Chase Manhattan Bank                       Common        16161A10           26,380            350
Check Point Software                       Common        M2246510           14,744            175
Chevron                                    Common        16675110           88,750          1,000
ChoicePoint Inc                            Common        17038810           36,986            549
Cisco Systems                              Common        17275R10          574,989          8,394
Citigroup Inc                              Common        17296710           14,828            337
Clorox                                     Common        18905410        5,102,550        133,400
Coca-Cola                                  Common        19121610        5,053,753        104,741
Colgate Palmolive                          Common        19416210           73,200          1,600
Compaq Computer                            Common        20449310           45,740          2,000
Conagra Inc.                               Common        20588710            7,174            318
Consolidated Edison                        Common        20911510          512,235         12,343
Corn Products Intl                         Common        21902310           11,415            375
Costco Wholesale Corp                      Common        22160Q10           32,373            450
Deere & Co                                 Common        24419910           11,607            300
Dell Computer                              Common        24702510           95,327          2,280
Deluxe Corp                                Common        2480190            13,090            385
Dionex Corp                                Common        25454610        5,930,238        139,535
Duff & Phelps                              Common        26432410           73,344          7,569
E.I. Du Pont                               Common        26353410           60,500          1,000
EIP Microwave Inc                          Common        26853020              228          3,800
EMC Corp.                                  Common        26864810           28,548            400
Edison Intl                                Common        28102010           38,896          1,600
Electronic Data Systems                    Common        28566110           49,234            930
Eli Lilly                                  Common        53245710          621,359          9,680
Emerson Electric                           Common        29101110           12,638            200
Ensco Intl Inc                             Common        26874q10            6,682            370
Epitope Inc                                Common        29426110              662            100
Equifax                                    Common        29442910        7,242,503        257,557
Exxon                                      Common        30229010          229,216          3,016
FDX Corp                                   Common        31304u10           56,945          1,465
Federal Natl Mortgage                      Common        31358610          156,725          2,500
First Security Corp                        Common        33629410           43,178          1,818
GST Telecom                                Common        36194210           84,000         12,000
GTE Corp                                   Common        36232010          152,664          1,986
Gannett                                    Common        36473010        4,813,202         69,565
Gap Inc                                    Common        36476010            8,384            262
General Electric                           Common        36960410        8,929,821         75,319
Genuine Parts                              Common        37246010           64,381          2,424
Gillette                                   Common        37576610          255,229          7,520
Glaxo PLC                                  Common        37732730          853,580         16,415
H&R Block                                  Common        09367110           21,199            488
Heinz                                      Common        42307410          403,856          9,392

ITEM 1                                     ITEM 2        ITEM 3          ITEM 4           ITEM 5

                                            Title                        Fair             Number
                                               of                        Market           of
Name of Issuer                              Class        Cusip #         Value            Shares
--------------                             ------        --------        ---------        -------
Hewlett-Packard                            Common        42823610          171,518          1,890
Hubbell Inc Class A                        Common        44351010            6,724            200
Hubbell Inc Class B                        Common        44351020           41,877          1,314
ING Groep NV ADR                           Common        45683710           54,750          1,000
Int'l Business Machines                    Common        45920010        1,732,962         14,322
Intel                                      Common        45814010       11,080,959        149,118
Interactive Intelligence                   Common        45839n10          112,500          5,000
Interface Inc. Cl A                        Common        45866510            1,557            300
Interpublic Group                          Common        46069010          119,248          2,900
Johnson & Johnson                          Common        47816010        1,105,196         12,030
Kellogg                                    Common        48783610          247,104          6,600
KeyCorp                                    Common        49326710           23,435            908
Kimberly Clark Corp                        Common        49436810           24,687            468
Kroger Co                                  Common        50104410           79,416          3,600
LandAmerica Financial                      Common        51493610          395,000         20,000
Lee Enterprises                            Common        52376810          116,596          4,260
Linear Technology Corp                     Common        53567810            2,938             50
Longview Fibre Co                          Common        54321310            2,488            200
Lucent Technologies                        Common        54946310          236,776          3,650
MCI Worldcom Inc                           Common        55268B10            7,181            100
Marsh & McLennan                           Common        57174810          189,608          2,768
Mattel                                     Common        57708110        1,729,855         91,045
McDonald's                                 Common        58013510        1,022,776         23,648
McKesson HBOC Inc                          Common        58155q10            2,668             92
Medtronic, Inc.                            Common        58505510        5,950,966        167,350
Merck                                      Common        58933110        5,791,681         89,364
Microsoft                                  Common        59491810        3,774,088         41,675
Minnesota Mining & Manufacturing           Common        60405910          389,811          4,058
Mobil                                      Common        60705910          162,913          1,617
Monsanto                                   Common        61166210           86,013          2,410
Morgan Stanley Dean Witter Discover & Co   Common        61744644           45,130            506
Motorola                                   Common        62007610           17,600            200
Mylan                                      Common        62853010          147,089          8,007
NHancement Technololgies Inc               Common        65334p10           35,250         25,000
NIKE                                       Common        65410610        1,190,687         20,937
Nabisco Group Holdings                     Common        62952P10           19,245          1,283
Nestle                                     Common        64106940           26,309            280
Nokia Corp ADR                             Common        65490220           42,688            475
Nordson                                    Common        65566310        1,122,136         23,199
Nordstrom                                  Common        65566410           54,000          2,000
Norfolk Southern Corp                      Common        65584410            7,350            300
Omnicom Group                              Common        68191910        2,373,324         29,970
Oracle Corp                                Common        68389x10           18,200            400
P-COM Inc                                  Common        69326210            3,485            500
PG & E Corp                                Common        69331C10           16,246            628
PPG Industries                             Common        69350610          108,000          1,800
PacifiCorp                                 Common        69511410            1,006             50
Paychex Inc.                               Common        70432610        1,463,577         42,895
Pep Boys Manny Moe & Jack                  Common        71327810            2,974            200

ITEM 1                                     ITEM 2        ITEM 3          ITEM 4           ITEM 5

                                            Title                        Fair             Number
                                               of                        Market           of
Name of Issuer                              Class        Cusip #         Value            Shares
--------------                             ------        --------        ---------        -------
Pepsico                                    Common        71344810          337,086         11,052
Pfizer                                     Common        71708110          290,547          8,100
Philip Morris                              Common        71815410           81,851          2,394
Pinnacle West Capital Corp                 Common        72348410            3,782            104
Pixar                                      Common        72581110            7,512            200
Plum Creek Timber Co                       Common        72925110           45,800          1,460
Procter & Gamble                           Common        74271810          268,125          2,860
Protocol Systems                           Common        74371R10            2,061            300
Public Service Enterprise Group            Common        74457310           60,479          1,566
Putnam Premier Income Trust SBI            Common        74685310           34,350          5,000
Quaker Oats Co                             Common        74740210          176,330          2,850
Ralston Purina                             Common        75127730           14,632            525
Reuters Group PLC                          Common        76132M10          433,675          6,308
Reynolds RJ Tobacco Hldgs Inc              Common        76182K10           11,529            427
Roslyn Bancorp Inc com                     Common        77816210           21,158          1,184
Royal Dutch NY Reg                         Common        78025780          307,112          5,200
SAP ADR                                    Common        80305420           45,300          1,200
SBC Communications                         Common        78387G10          144,602          2,832
Safeco Corp                                Common        78642910           16,764            600
Safeway Stores                             Common        78651420           11,418            300
Saint Paul Companies                       Common        79286010            1,540             56
Sara Lee                                   Common        80311110        3,828,240        163,810
Schering-Plough                            Common        80660510          305,122          6,995
Schlumberger Ltd                           Common        80685710           40,502            650
Sears Roebuck                              Common        81238710           14,430            460
Silver State Bank                          Common        82899813           44,000          2,000
SmithKline Beecham PLC ADR                 Common        83237830           52,204            906
Solutia, Inc.                              Common        83437610            6,648            372
Southern Company                           Common        84258710           16,171            628
State Street Corp                          Common        85747710        3,246,186         50,235
Stryker Corp                               Common        86366710        1,996,236         39,050
Sun Microsystems                           Common        86681010           28,830            310
Supergen Inc.                              Common        86805910          571,750         25,000
Texaco Inc                                 Common        88169410           18,936            300
Transamerica Income Shares                 Common        89350610           69,936          3,100
Tricon Global Restaurants                  Common        89595310            1,146             28
Tyco Intl Ltd                              Common        90212410           25,813            250
U.S.Bancorp                                Common        90297310           77,256          2,559
US West                                    Common        91273H10           58,658          1,028
UST                                        Common        90291110            9,057            300
Union Pacific Corp                         Common        90781810           21,627            450
United Technologies                        Common        91301710           23,724            400
WD-40 Company                              Common        92923610        1,624,308         69,504
WPS Resources                              Common        92931B10           10,354            369
Wal-Mart Stores                            Common        93114210          139,446          2,932
Walgreen                                   Common        93142210          535,814         21,120
Walt Disney Co                             Common        25468710            3,900            150
Warner Lambert                             Common        93448810        2,058,466         31,015
Washington Mutual Inc                      Common        93932210           30,713          1,050

ITEM 1                                     ITEM 2        ITEM 3          ITEM 4           ITEM 5

                                            Title                        Fair             Number
                                               of                        Market           of
Name of Issuer                              Class        Cusip #         Value            Shares
--------------                             ------        --------        ---------        -------
Weyerhaeuser Co.                           Common        96216610          138,288          2,400
Willamette Industries                      Common        96913310           66,103          1,533
Wilmington Trust Corp                      Common        97180710          845,187         17,405
Wm. Wrigley Jr. Co                         Common        98252610          224,183          3,258
XATA Corp                                  Common        98388230               99             30
Xerox                                      Common        98412110          304,736          7,266
Yahoo! Inc.                                Common        98433210           26,897            150

                                                                       120,554,538      2,655,719